Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Assets available for benefits per the financial statements	$ 418,131,666	$ 373,350,931
Deemed distributions		(142,859)
Net assets per the Form 5500	$ 417,991,062	$ 373,208,072